Share-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Expense

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	____________	____________	____________
Cost of product sales	7.6	8.5	4.4
Research and development	28.6	22.2	22.8
Selling, general and administrative	37.4	35.9	46.9
Reorganization costs	26.7	30.4	3.3
	____________	____________	____________
Total	100.3	97.0	77.4
Less tax	(28.4)	(23.8)	(18.1)
	____________	____________	____________
	71.9	73.2	59.3
	____________	____________	____________

Share-based Awards Outstanding
	Compensation type	Number of awards*	Expiration period from date of issue	Vesting period
	____________	____________	____________	____________
SARs	SARs	7,326,798	7 years	3 years graded vesting and/or 3 years cliff vesting subject to performance criteria for Executive Directors only
UK/Irish Sharesave Plans	Stock options	113,619	6 months after vesting	3 or 5 years
Global Employee Stock Purchase Plan	Stock options	356,079	On vesting date	1 to 5 years

		__________________
Stock-settled SARs and stock options		7,796,496
		__________________
RSUs, PSUs and PSAs	RSUs, PSUs and PSAs	1,791,930	3 years	3 years graded vesting, 3 years cliff vesting subject to performance criteria for Executive Directors and certain senior employees only
		__________________
Restricted/Performance stock units and Performance share awards		1,791,930
		__________________

Summary of Status of Stock Appreciation Rights and Stock Options
	Weighted average exercise price
Year to December 31, 2015	£	Number of	Intrinsic value
		shares*	£’ M
	_______________	_______________	_______________
Outstanding as at beginning of period	33.27	7,756,516
Granted	52.12	4,444,345
Exercised	50.99	(3,104,782)
Forfeited	40.69	(1,299,583)
	_______________	_______________	________________
Outstanding as at end of period	52.02	7,796,496	98.5
	_______________	_______________	________________
Exercisable as at end of period	35.61	2,408,241	54.8
	_______________	_______________	________________

Schedule of Stock Appreciation Rights and Stock Options Outstanding, by Exercise Price Range
Number of awards outstanding*	Exercise prices	Weighted Average remaining contractual term (Years)	Weighted average exercise price of awards outstanding	Number of awards exercisable	Weighted average exercise price of awards exercisable
	£		£		£
________________	______________	__________	_______________	_____________	_____________

3,307,723	14.01-28.00	3.7	20.61	1,953,627	20.43
1,019,985	28.01-40.00	5.2	36.06	264,646	36.01
3,468,788	40.01-53.87	5.3	46.05	189,968	53.27
________________				_____________
7,796,496				2,408,241
________________				_____________

Schedule of Performance Share Awards
RSUs, PSUs and PSAs	Number of shares*	Aggregate intrinsic value £’M	Weighted average remaining life
	_______________	_______________	_______________
Outstanding as at beginning of period	2,166,181
Granted	1,075,254
Exercised	(975,895)
Forfeited	(473,610)
	_______________
Outstanding as at end of period	1,791,930	84.2	5.4
	_______________	_______________	________________
Exercisable as at end of period	-	N/A	N/A
	_______________	_______________	_______________

Schedule of Share-based Payment Award, Valuation Assumptions
Period ended December 31,	2015	2014	2013
	______________	______________	______________
Risk-free interest rate[1]	0.6-1.8%	0.3-1.8%	0.1-0.9%
Expected dividend yield	0.2-0.4%	0.2-0.4%	0.4-0.6%
Expected life	1-4 years	1-4 years	1-4 years
Volatility	23-26%	23-27%	23-26%
Forfeiture rate	5-7%	5-7%	5-9%